Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2025
Stockholders' Equity Note [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)
The following tables set forth information with respect to the components of “Accumulated other comprehensive loss” as of December 31, 2025 and their related activity during the three-years in the period then ended:

	Foreign currency translation	Cash flow hedges	Securities available for sale (i)	Total Accumulated other comprehensive loss
Balances at December 31, 2022	$(609,090)	$(746)	$(3,624)	$(613,460)
Other comprehensive income (loss) before reclassifications	53,309	(17,393)	(1,780)	34,136
Net loss reclassified from accumulated other comprehensive loss to consolidated statements of income	—	15,124	1,119	16,243
Net current-period other comprehensive income (loss)	53,309	(2,269)	(661)	50,379
Balances at December 31, 2023	(555,781)	(3,015)	(4,285)	(563,081)
Other comprehensive (loss) income before reclassifications	(111,871)	33,150	(552)	(79,273)
Net (income) loss reclassified from accumulated other comprehensive loss to consolidated statements of income	—	(26,904)	774	(26,130)
Net current-period other comprehensive (loss) income	(111,871)	6,246	222	(105,403)
Balances at December 31, 2024	(667,652)	3,231	(4,063)	(668,484)
Other comprehensive income (loss) before reclassifications	96,744	(27,595)	(134)	69,015
Net loss reclassified from accumulated other comprehensive loss to consolidated statements of income	—	27,635	4,204	31,839
Net current-period other comprehensive income	96,744	40	4,070	100,854
Balances at December 31, 2025	(570,908)	3,271	7	(567,630)

(i)Related to unrealized results on available for sale securities. As of December 31, 2025 and 2024 the Company maintains Securities classified as available for sale in accordance with guidance in ASC 320 Investments – Debt and Equity Securities amounting to $3,207 and $3,529, respectively, included within “Short-term investments” in the Consolidated Balance Sheet. The amortized cost at acquisition amounted to $3,396, $7,774 and $9,968 for the fiscal year ended December 31, 2025, 2024 and 2023 respectively.